Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Group has evaluated events subsequent to the balance sheet date of June 30, 2021 through August 20, 2021, the date on which the financial information is available to be issued.

Merger Transactions

On July 23, 2021, the merger transaction between Microvast and Tuscan Holdings Corp. (“Tuscan”) was completed, resulting in the combined company being renamed “Microvast Holdings, Inc.”, with its common stock and warrants to commence trading on the NASDAQ on July 26, 2021. The net proceeds from the merger transaction include $708.4 million cash received by the combined company upon closing and the proceeds from $57.5 million promissory convertible notes issued in January and February 2021. Upon the completion of the merger transaction, the stockholders of Microvast, including the ordinary shareholders, preferred shareholders, certain bond holders and noncontrolling interest holders, received their pro rata portion of an aggregate of approximately 210,000,000 shares of common stock of the combined company at an exchange ratio of 160.3, representing 69.9% ownership interest of the combined company. The board of directors of the combined company consists of seven members, including four members nominated by the CEO of Microvast, one member nominated by Ashmore, one member nominated by the ultimate parent company of EEL and one member nominated by Tuscan. As such, the merger transaction will be accounted for as a reverse recapitalization with Microvast being identified as the accounting acquirer, because the stockholders of Microvast obtained control of the combined company.

25. SUBSEQUENT EVENTS

The Group has evaluated events subsequent to the balance sheet date of December 31, 2020 through June 3, 2021, the date on which the financial statements are available to be issued.

Issuance of Convertible Promissory Notes

On January 4, 2021, the Company entered into a note agreement to issue $57,500 convertible promissory notes to certain investors, fully due and payable on the third anniversary of the initial closing date. The notes bear no interest, provided, however, if a liquidity event has not occurred prior to March 31, 2022, an interest rate of 6% shall be applied retrospectively from the date of initial closing. The conversion of the promissory notes are contingent upon the occurrence of a Private Investment in Public Equity (“PIPE”) financing, a liquidity event or a new financing after March 31, 2022 and before the maturity date. The first tranche and second tranche of the convertible promissory notes were issued in January 2021 and February 2021 at amount of $25,000 and $32,500, respectively. As the Company entered into the SPAC Transaction in February 2021, the principal balance and all accrued and unpaid interest under the notes, if any, will automatically be converted at the closing of the SPAC Transaction into a number of shares of common stock of Holdings.

Acquisition of Building

In January 2021, the Group acquired a manufacturing facility in Tennessee, United States, at the cost of $18.3 million to build production lines.

Merger Transaction

On February 1, 2021, Microvast, Holdings, and Merger Sub, entered in to the Merger Agreement for the proposed SPAC Transaction. Pursuant to the Merger Agreement, Merger Sub will merge with and into Microvast, with Microvast surviving the Merger as a wholly-owned subsidiary of Holdings; and upon consummation of the Merger, all of the issued and outstanding capital stock of Microvast as of immediately prior to the Merger will be cancelled in exchange for the right to receive shares of common stock of Holdings such that, following the consummation of the Merger, all of the stockholders of Microvast immediately prior to the Merger will become stockholders of Holdings.

Bank Loans

In the second quarter of 2021, the Group entered into several short-term loans with certain banks in the PRC. The interest rates of the loans range from 5% to 6%. The proceeds from the bank loans with aggregate amount of $9,921 were received by the Group as of the date of this report.